Related Party Transactions - Additional Information (Details) $ / shares in Units, $ in Thousands, £ in Millions				6 Months Ended
	Mar. 21, 2023 USD ($)	Mar. 21, 2023 GBP (£)	Mar. 10, 2022 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Related Party Transaction [Line Items]
Proceeds from issuance of ordinary shares					$ 27,328
Research and development expenses				$ 19,720	$ 38,785
Syncona Portfolio Limited | American Depository Shares
Related Party Transaction [Line Items]
Stock issued during period, value			$ 26,100
Price per ordinary share | $ / shares			$ 1.05
Proceeds from issuance of ordinary shares			$ 24,200
Forcefield Therapeutics Limited
Related Party Transaction [Line Items]
Upfront Payment	$ 600	£ 0.5
Research and development expenses				$ 600
Forcefield Therapeutics Limited | Maximum
Related Party Transaction [Line Items]
Development and regulatory milestone payments	$ 22,000	£ 18.3